Annual Operating Expenses - FidelitySeriesBlueChipGrowthFund-PRO - FidelitySeriesBlueChipGrowthFund-PRO - Fidelity Series Blue Chip Growth Fund - Fidelity Series Blue Chip Growth Fund	Sep. 28, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%